Long-Term Loans from Banks (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019 (current maturities)	$ 2,332
2010	1,512
2021	1,173
Long-term loans from banks	$ 5,017